Selected Quarterly Condensed Consolidated Financial Data	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
9. Selected Quarterly Condensed Consolidated Financial Data
9. Selected Quarterly Condensed Consolidated Financial Data (Unaudited)

Summarized unaudited quarterly condensed consolidated financial data for the four quarters of 2014 and 2013 are as follows (in thousands):

	Quarter 4	Quarter 3	Quarter 2	Quarter 1	Quarter 4	Quarter 3	Quarter 2	Quarter 1
	2014	2014	2014	2014	2013	2013	2013	2013

Net interest income	$215	$180	$156	$132	$108	$118	$114	$99
SG&A expense	104	87	84	115	84	77	114	140
Net Income (Loss)	$111	$93	$72	$17	$24	$41	$–	$(41)